Borrowings - Summary of Composition of Borrowings (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Non-current	$ 6,689,001	$ 4,010,964
Current	5,536,841	5,161,566
Loans	12,225,842	9,172,530
In US Dollars and Euros [Member]
Disclosure of detailed information about borrowings [line items]
Loans	6,013,920	3,730,201
In Argentine Pesos and Guaranies [Member]
Disclosure of detailed information about borrowings [line items]
Loans	$ 6,211,922	$ 5,442,329